                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-2021

                            SCUDDER SECURITIES TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Tax-Free Money Fund

Semiannual Report to Shareholders

November 30, 2005

Contents

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Investment Management Agreement Approval

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A portion of the fund's distributions may be subject to federal, state, local, and the alternative minimum tax. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class AARP; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2005
Actual Fund Return	Class AARP	Class S
Beginning Account Value 6/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/05	$ 1,009.40	$ 1,009.50
Expenses Paid per $1,000*	$ 3.58	$ 3.48
Hypothetical 5% Fund Return	Class AARP	Class S
Beginning Account Value 6/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/05	$ 1,021.51	$ 1,021.61
Expenses Paid per $1,000*	$ 3.60	$ 3.50

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class AARP	Class S
Scudder Tax-Free Money Fund	.71%	.69%

For more information, please refer to the Fund's prospectus.

Portfolio Summary November 30, 2005

Asset Allocation	11/30/05	5/31/05

Municipal Investments	100%	100%
Weighted Average Maturity
Tax-Free Money Fund	30 days	16 days
National Tax-Free Retail Money Fund Average*	28 days	22 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months & less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Source: iMoneyNet

Asset Allocation is subject to change.

For more complete details about the Fund's holdings, see page 7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.2%
Arizona 0.9%
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Centertree Apartments Project, Series A, AMT, 3.12%*, 10/15/2030	1,780,000	1,780,000
Arkansas 1.2%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 3.1%*, 5/1/2015, Northern Trust Co. (a)	2,500,000	2,500,000
California 4.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.08%*, 6/1/2045	2,500,000	2,500,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	2,000,000	2,016,219
California, State Department of Water Resources, Power Supply Revenue, Series M5J-D, 144A, 3.09%*, 5/1/2012 (b)	500,000	500,000
California, State General Obligation, Series B-6, 3.15%*, 5/1/2040, KBC Bank NV (a)	1,000,000	1,000,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing Village at Shaw Apartments, Series E, AMT, 3.12%*, 11/15/2035	605,000	605,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	2,000,000	2,016,451
		8,637,670
Colorado 1.8%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.08%*, 12/1/2024 (b)	1,585,000	1,585,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 3.08%*, 12/1/2023 (b)	2,090,000	2,090,000
		3,675,000
District of Columbia 0.9%
District of Columbia, General Obligation, Series PT-2440, 144A, 3.08%*, 6/1/2024 (b)	1,880,000	1,880,000
Florida 6.5%
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.04%*, 10/15/2032	200,000	200,000
Florida, State Board of Public Education, Capital Outlay 2002, Series E, 3.0%, 6/1/2006	645,000	646,256
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.12%*, 9/1/2035, KeyBank NA (a)	3,700,000	3,700,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.1%*, 9/1/2029, Bank of America NA (a)	2,090,000	2,090,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 3.1%*, 11/1/2028, Bank of America NA (a)	6,160,000	6,160,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.07%*, 4/1/2013 (b)	370,000	370,000
		13,166,256
Georgia 3.0%
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.07%*, 8/1/2035, Branch Banking & Trust (a)	2,500,000	2,500,000
Greene County, GA, Development Authority Sewage Facility Revenue, Carey Station WRF LLC Project, AMT, 3.1%*, 9/1/2024, Wachovia Bank NA (a)	1,940,000	1,940,000
La Grange, GA, Development Authority Revenue, La Grange College Project, 3.05%*, 6/1/2031, SunTrust Bank (a)	1,700,000	1,700,000
		6,140,000
Idaho 2.0%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	1,000,000	1,007,657
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.1%*, 4/1/2014, Wachovia Bank NA (a)	3,000,000	3,000,000
		4,007,657
Illinois 11.4%
Chicago, IL, De La Salle Institute Project, 3.08%*, 4/1/2027, Fifth Third Bank (a)	1,754,000	1,754,000
Du Page County, IL, Benedictine University Building Project, 3.08%*, 7/1/2024, LaSalle Bank (a)	600,000	600,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.0%*, 2/1/2029, Bank One NA (a)	1,825,000	1,825,000
Illinois, Development Finance Authority, Industrial Development Revenue, Heritage Tool & Manufacturing, Inc., AMT, 3.16%*, 7/1/2024, Harris Trust & Savings Bank (a)	3,505,000	3,505,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.14%*, 8/1/2027, LaSalle Bank NA (a)	1,630,000	1,630,000
Illinois, Development Finance Authority, Regional Organization Bank Project, 3.25%*, 12/1/2020, Bank One NA (a)	1,500,000	1,500,000
Illinois, Educational Facilities Authority Revenue, 144A, 3.2%, 5/3/2006	2,000,000	2,000,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.08%*, 11/15/2023 (b)	3,515,000	3,515,000
Illinois, Finance Authority Revenue, Richard H Driehaus Museum, 3.02%*, 2/1/2035, Northern Trust Co. (a)	1,500,000	1,500,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.08%*, 6/15/2023	4,485,000	4,485,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project, AMT, 3.16%*, 4/1/2025, Harris Trust & Savings Bank (a)	940,000	940,000
		23,254,000
Indiana 1.6%
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 3.08%*, 6/1/2018 (b)	2,280,000	2,280,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.12%*, 1/1/2030 (b)	1,000,000	1,000,000
		3,280,000
Kentucky 6.0%
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.25%*, 11/1/2030, Bank One Kentucky NA (a)	1,135,000	1,135,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.03%*, 7/1/2019, Bank One Kentucky NA (a)	1,800,000	1,800,000
Pendleton County, KY, Multi-County Lease Revenue:
2.73%, 12/8/2005	4,000,000	4,000,000
2.8%*, 3/1/2019, Commonwealth Bank of Australia (a)	5,000,000	5,000,000
Shelby County, KY, Lease Revenue, Series A, 3.0%*, 9/1/2034, US Bank NA (a)	350,000	350,000
		12,285,000
Maine 1.0%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	2,000,000	2,014,635
Maryland 0.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.07%*, 1/1/2034, KBC Bank NV (a)	1,700,000	1,700,000
Massachusetts 0.1%
Massachusetts, State Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.11%*, 11/1/2022, KeyBank NA (a)	150,000	150,000
Michigan 6.8%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.09%*, 1/1/2011 (b)	300,000	300,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0%*, 7/1/2031 (b)	4,300,000	4,300,000
Michigan, Higher Education Facilities Authority Revenue, Spring Arbor, 3.09%*, 11/1/2030, Comerica Bank (a)	3,515,000	3,515,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.03%*, 4/20/2011	3,565,000	3,565,000
Michigan, State General Obligation, Series D, 3.04%*, 9/29/2006	2,000,000	2,000,000
Michigan, State Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 2.98%*, 12/1/2023, National City Bank (a)	50,000	50,000
Michigan, University of Michigan Hospital Revenue, Series A, 3.01%*, 12/1/2019	130,000	130,000
		13,860,000
Minnesota 2.0%
Elk River, MN, Independent School District No. 728, Series R-204, 144A, 3.14%*, 2/1/2015 (b)	200,000	200,000
Minnesota, General Obligation, Public Highway Improvements, Series R-4065, 144A, 3.08%*, 8/1/2023	3,865,000	3,865,000
		4,065,000
Missouri 1.0%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.12%*, 3/1/2030, American National Bank & Trust (a)	2,000,000	2,000,000
Nebraska 3.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT:
Series D, 3.11%*, 9/1/2034	2,472,500	2,472,500
Series E, 3.11%*, 9/1/2034	4,400,000	4,400,000
		6,872,500
New Hampshire 2.0%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.1%*, 9/1/2012, Wachovia Bank NA (a)	4,000,000	4,000,000
New Jersey 8.6%
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water New Jersey, Inc. Project, Series A, 2.98%*, 11/1/2026 (b)	100,000	100,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	4,000,000	4,026,419
New Jersey, State Transportation Trust Fund Authority, Series PT-2494, 144A, 3.07%*, 12/15/2023 (b)	8,750,000	8,750,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont, 2.86%*, 3/1/2012	4,700,000	4,700,000
		17,576,419
New York 0.7%
New York, Jay Street Development Corp., Center Facilities Lease Revenue, NYC Jay Street Project, Series A-4, 2.97%*, 5/1/2022, Depfa Bank PLC (a)	100,000	100,000
New York, Metropolitan Transportation Authority Revenue, Series G-1, 2.99%*, 11/1/2026 (b)	400,000	400,000
New York, State Housing Finance Agency Revenue, 521 West 42nd St. Apartments, Series A, AMT, 2.98%*, 11/1/2034, KeyBank NA (a)	350,000	350,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Lycee Francais de New York Project, Series B, 2.96%*, 6/1/2032, JPMorgan Chase Bank (a)	500,000	500,000
		1,350,000
North Carolina 0.6%
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.07%*, 12/1/2031, Branch Banking & Trust (a)	300,000	300,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Meeting-United Methodist, Series B, 3.07%*, 10/1/2035, Branch Banking & Trust (a)	1,000,000	1,000,000
		1,300,000
Ohio 0.8%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 3.15%*, 9/1/2020, Fifth Third Bank (a)	690,000	690,000
Series B, 3.15%*, 9/1/2020, Fifth Third Bank (a)	1,010,000	1,010,000
		1,700,000
Oregon 0.6%
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.08%*, 10/1/2023 (b)	1,295,000	1,295,000
Pennsylvania 4.5%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.05%*, 12/1/2019, Bank of America NA (a)	250,000	250,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.08%*, 11/1/2017 (b)	4,075,000	4,075,000
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series 396, 144A, 3.06%*, 1/1/2019 (b)	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 2.99%*, 8/1/2016, National Australia Bank (a)	50,000	50,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.22%*, 2/1/2018, National City Bank (a)	585,000	585,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Cooperative, 2.81%*, 10/1/2014, Rabobank Nederland (a)	215,000	215,000
Pennsylvania, State General Obligation, Series A15, 144A, 3.02%*, 1/1/2017 (b)	1,700,000	1,700,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.06%*, 8/1/2035, Citizens Bank of PA (a)	1,610,000	1,610,000
Red Lion, PA, General Obligation, Area School District, 3.03%*, 5/1/2024 (b)	400,000	400,000
		9,135,000
Puerto Rico 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.06%*, 10/1/2008	220,000	220,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.04%*, 7/1/2020 (b)	300,000	300,000
		520,000
South Carolina 0.8%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp. Project, AMT, 3.14%*, 5/1/2017, LaSalle National Bank (a)	1,675,000	1,675,000
Tennessee 0.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 3.03%*, 7/1/2031, Bank of America NA (a)	200,000	200,000
Texas 14.2%
Harris County, TX, General Obligation, 2.77%, 12/8/2005	6,000,000	6,000,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series A, 144A, 3.08%*, 2/15/2030	2,000,000	2,000,000
Northside, TX, Independent School District, School Building, 2.85%*, 6/15/2035	2,000,000	2,000,000
Plano, TX, Independent School District, Series PT-2428, 144A, 3.08%*, 2/15/2024	5,400,000	5,400,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 144A, 3.09%*, 8/1/2012	1,300,000	1,300,000
Texas, A & M University Revenues, Series 944, 144A, 3.07%*, 5/15/2013	1,800,000	1,800,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	5,100,000	5,155,539
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.05%*, 11/15/2035, LaSalle Bank NA (a)	2,800,000	2,800,000
Waco, TX, Industrial Development Corp., Economic Development Revenue, Patriot Homes of Texas Project, AMT, 3.1%*, 6/1/2014, US Bank NA (a)	2,600,000	2,600,000
		29,055,539
Virginia 0.8%
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.07%*, 1/1/2010, Branch Banking & Trust (a)	1,600,000	1,600,000
Washington 7.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue, Series 781, 144A, 3.07%*, 11/1/2012 (b)	1,995,000	1,995,000
Washington, General Obligation, Series C-12, 144A, 3.02%*, 1/1/2027 (b)	8,870,000	8,870,000
Washington, Port Seattle Revenue, AMT, 3.03%*, 9/1/2035, Fortis Bank NV (a)	2,000,000	2,000,000
Washington, State Housing Finance Commission Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.15%*, 10/1/2041, Wells Fargo Bank NA (a)	2,825,000	2,825,000
		15,690,000
Multi-State 2.9%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.11%*, 1/15/2012 (b)	5,900,000	5,900,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $202,264,676)+	99.2	202,264,676
Other Assets and Liabilities, Net	0.8	1,616,578
Net Assets	100.0	203,881,254

+ The cost for federal income tax purposes was $202,264,676.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2005.

(a) The security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

As a % of Total Investment Portfolio
Ambac Financial Group.	9.6
Financial Guaranty Insurance Company	6.0
Financial Security Assurance, Inc.	8.5
MBIA Corp.	1.9

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2005 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 202,264,676
Receivable for investments sold	385,000
Interest receivable	1,275,919
Receivable for Fund shares sold	504,902
Other assets	16,770
Total assets	204,447,267
Liabilities
Dividends payable	28,435
Due to custodian bank	139,216
Payable for Fund shares redeemed	161,791
Accrued management fee	86,559
Other accrued expenses and payables	150,012
Total liabilities	566,013
Net assets, at value	$ 203,881,254
Net Assets
Net assets consist of: Undistributed net investment income	85,317
Accumulated net realized gain (loss)	(109,144)
Paid-in capital	203,905,081
Net assets, at value	$ 203,881,254
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($51,471,158 ÷ 51,539,775 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class S Net Asset Value, offering and redemption price per share ($152,410,096 ÷ 152,195,697 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2005 (Unaudited)
Investment Income
Income: Interest	$ 2,702,826
Expenses: Management fee	525,338
Services to shareholders	119,074
Custodian and accounting fees	28,880
Auditing	27,618
Legal	9,494
Trustees' fees and expenses	4,654
Reports to shareholders	13,820
Registration fees	23,104
Other	18,052
Total expenses, before expense reductions	770,034
Expense reductions	(38,692)
Total expenses, after expense reductions	731,342
Net investment income	1,971,484
Net realized gain (loss) from investments	(2,212)
Net increase (decrease) in net assets resulting from operations	$ 1,969,272

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2005 (Unaudited)	Year Ended May 31, 2005
Operations: Net investment income	$ 1,971,484	$ 2,239,661
Net realized gain (loss) on investment transactions	(2,212)	22,888
Net increase (decrease) in net assets resulting from operations	1,969,272	2,262,549
Distributions to shareholders from: Net investment income: Class AARP	(495,842)	(581,907)
Class S	(1,474,249)	(1,658,187)
Fund share transactions: Proceeds from shares sold	37,711,629	95,356,243
Reinvestment of distributions	1,813,001	2,048,856
Cost of shares redeemed	(48,781,003)	(107,987,115)
Net increase (decrease) in net assets from Fund share transactions	(9,256,373)	(10,582,016)
Increase (decrease) in net assets	(9,257,192)	(10,559,561)
Net assets at beginning of period	213,138,446	223,698,007
Net assets at end of period (including undistributed net investment income of $85,317 and $83,924, respectively)	$ 203,881,254	$ 213,138,446

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended May 31,	2005[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.009	.010	.004	.007	.014	.024
Less distributions from: Net investment income	(.009)	(.010)	(.004)	(.007)	(.014)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.94c**	1.03[c]	.37[c]	.74	1.39	2.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	54	62	69	76	83
Ratio of expenses before expense reductions (%)	.85*	.81	.69	.65	.65	.65*
Ratio of expenses after expense reductions (%)	.71*	.70	.67	.65	.65	.65*
Ratio of net investment income (%)	1.86*	1.01	.36	.74	1.39	3.28*

[a] For the six months ended November 30, 2005 (Unaudited).

b For the period from September 11, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.

c Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S
Years Ended May 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.009	.011	.004	.007	.014	.034
Less distributions from: Net investment income	(.009)	(.011)	(.004)	(.007)	(.014)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.95**	1.07	.37	.74	1.39	3.43[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	152	159	162	210	259	262
Ratio of expenses before expense reductions (%)	.69*	.67	.67	.65	.65	.67
Ratio of expenses after expense reductions (%)	.69*	.67	.67	.65	.65	.65
Ratio of net investment income (%)	1.88*	1.04	.36	.74	1.39	3.39

a For the six months ended November 30, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Tax-Free Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers Class AARP and Class S shares. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that both classes bear certain expenses unique to that share class such as shareholder services fees. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

During the year ended May 31, 2005, the Fund utilized approximately $23,000 and lost through expiration, $197,000 of prior year capital loss carryforward. At May 31, 2005, the Fund had a net tax basis capital loss carryforward of approximately $107,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2009.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions, will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets and 0.48% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

Effective April 1, 2004 through September 30, 2006, the Advisor has contractually agreed to waive a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.70% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and trustee and trustee counsel fees).

Service Provider Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc. ("DST"), SSC has delegated certain transfer agent and dividend paying agent functions to DST. SSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2005, the amounts charged to the Fund by SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2005
Class AARP	$ 55,699	$ 36,038	$ 14,429
Class S	46,851	—	17,041
	$ 102,550	$ 36,038	$ 31,470

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended November 30, 2005, the amount charged to the Fund by SFAC for accounting services aggregated $22,301, of which $4,455 is unpaid at November 30, 2005.

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended November 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $6,630, all of which is unpaid at November 30, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Reductions

For the six months ended November 30, 2005, the Advisor agreed to reimburse the Fund $2,548, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2005, the custodian fee was reduced by $106 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes shares and dollar activity in the Fund:

	Six Months Ended November 30, 2005		Year Ended May 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	4,543,612	$ 4,543,612	9,803,912	$ 9,803,912
Class S	33,168,017	33,168,017	85,552,331	85,552,331
		$ 37,711,629		$ 95,356,243
Shares issued to shareholders in reinvestment of distributions
Class AARP	434,432	$ 434,432	505,267	$ 505,267
Class S	1,378,569	1,378,569	1,543,589	1,543,589
		$ 1,813,001		$ 2,048,856
Shares redeemed
Class AARP	(7,390,757)	$ (7,390,757)	(18,302,272)	$ (18,302,272)
Class S	(41,390,246)	(41,390,246)	(89,684,843)	(89,684,843)
		$ (48,781,003)		$ (107,987,115)
Net increase (decrease)
Class AARP	(2,412,713)	$ (2,412,713)	(7,993,093)	$ (7,993,093)
Class S	(6,843,660)	(6,843,660)	(2,588,923)	(2,588,923)
		$ (9,256,373)		$ (10,582,016)

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

G. Subsequent Events

On December 31, 2005, the contractual relationship between Scudder Investments and AARP came to an end. As a result, the funds will no longer be part of the AARP Investment Program and the AARP name and logo will be phased out in early 2006. In addition, effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" and still listed under the AARP share class in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com. The Web site address aarp.scudder.com will also be available through April 30, 2006.

Investment Management Agreement Approval

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rates paid by the Fund (Class S shares) were higher than the median (4th quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund's investment management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DeIM of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Class S shares) for the year ending December 31, 2004 were higher than the median (3rd quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund's performance (Class S shares) was in the 2nd quartile, 3rd quartile and 3rd quartile of the applicable iMoneyNet universe, respectively. The Board also observed that the Fund has outperformed its benchmark in the one-year period ended June 30, 2005, performed at its benchmark for the three-year period ended June 30, 2005 and underperformed its benchmark for the five-year period ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire Scudder fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the Scudder fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Account Management Resources

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AFRXX	STFXX
Fund Number	171	071
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

September 2005

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Free Money Fund

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Free Money Fund

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 23, 2006

By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               January 23, 2006